Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2018	December 31, 2017
Trade accounts payable	$59,970	$56,309
Accrued payroll	13,723	16,292
Accrued interest	1,568	1,567
Taxes payable	2,244	511
Deferred revenue	996	1,398
Restructuring obligation	—	2,969
Other payables	4,350	7,179
	$82,851	$86,225